Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Property Plant and Equipment, Net

As at,	December 31, 2025	December 31, 2024

The carrying amount of:

Freehold land	$4.7	$7.1

Buildings	361.5	53.6

Machinery and equipment	475.1	765.2

Computer hardware	4.7	5.8

Right-of-use assets	3.8	6.4

Property under construction	180.1	824.6

	$1,029.9	$1,662.7

Summary of Changes in Cost of Property Plant and Equipment
The following table presents the changes to the cost of the Company’s property, plant and equipment for the year ended December 31, 2025 and the nine month period ended December 31, 2024:

Cost	Freehold Land	Buildings	Machinery & Equipment	Computer Hardware	Right-of- use assets	Property under construction	Total

Balance at March 31, 2024	$6.7	$91.0	$1,181.0	$5.6	$7.7	$638.3	$1,930.3

Additions	-	-	11.5	-	-	258.9	270.4

Transfers	-	1.3	111.9	2.2	0.4	(115.7)	0.1

Disposals	-	(0.1)	(7.4)	-	-	(1.6)	(9.1)

Foreign exchange	0.4	5.8	79.6	0.4	0.5	44.7	131.4

Balance at December 31, 2024	$7.1	$98.0	$1,376.6	$8.2	$8.6	$824.6	$2,323.1

Additions	-	-	8.7	-	-	309.1	317.8

Transfers	-	466.5	390.4	2.4	-	(859.3)	-

Disposals	-	(0.2)	(7.2)	-	-	-	(7.4)

Foreign exchange	(0.4)	(7.9)	(71.6)	(0.5)	(0.4)	(32.0)	(112.8)

Balance at December 31, 2025	$6.7	$556.4	$1,696.9	$10.1	$8.2	$242.4	$2,520.7

Summary of Changes to Accumulated Depreciation of Property Plant and Equipment
The following table presents the changes to accumulated depreciation and impairment loss on the Company’s property, plant and equipment for the year ended December 31, 2025 and the nine month period ended December 31, 2024:

Accumulated Depreciation and Impairment Loss:	Freehold Land	Buildings	Machinery & Equipment	Computer Hardware	Right-of- use assets	Property under construc- tion	Total

Balance at March 31, 2024	$-	$38.6	$483.4	$1.6	$1.5	$-	$525.1

Depreciation expense	-	3.3	100.7	0.7	0.6	-	105.3

Disposals	-	(0.1)	(7.2)	-	-	-	(7.3)

Foreign exchange	-	2.6	34.5	0.1	0.1	-	37.3

Balance at December 31, 2024	$-	$44.4	$611.4	$2.4	$2.2	$-	$660.4

Depreciation expense	-	8.8	366.0	1.1	0.8	-	376.7

Disposals	-	-	(7.0)	-	-	-	(7.0)

Foreign exchange	-	(3.3)	(38.1)	(0.1)	(0.2)	(0.9)	(42.6)

Impairment loss	2.0	145.0	289.5	2.0	1.6	63.2	503.3

Balance at December 31, 2025	$2.0	$194.9	$1,221.8	$5.4	$4.4	$62.3	$1,490.8